Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Disclosure of Dividends Declared
Dividends declared during the year 2022 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
February 28, 2023	March 25, 2023	0.445
November 8, 2022	December 15, 2022	0.445
August 2, 2022	September 15, 2022	0.445
May 5, 2022	June 15, 2022	0.44
February 25, 2022	March 25, 2022	0.44

Dividends declared during the year 2021 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
November 9, 2021	December 15, 2021	0.435
July 30, 2021	September 15, 2021	0.43
May 4, 2021	June 15, 2021	0.43
February 26, 2021	March 22, 2021	0.42